ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2013
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net
	March 31,
	2012	2013
	RMB	RMB
Accounts receivable	111,944,576	86,119,787
Less: allowance for doubtful accounts	(30,100,005)	(35,005,069)
Accounts receivable, net	81,844,571	51,114,718

Schedule of activities in the allowance for doubtful accounts

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	29,934,512	27,938,198	30,100,005
Additions charged to bad debt expense	2,235,627	2,350,990	9,140,062
Write-off of accounts receivable	(4,231,941)	(189,183)	(4,234,998)
Ending allowance for doubtful accounts	27,938,198	30,100,005	35,005,069